Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Awarded, net damages value	$ 698,623
Loss contingency, damages sought, value		$ 500,000	$ 500,000
Earn-out payments terms		Earn-out payments are generally due annually on November 1, and 90 days following the quarter of the final earn-out period for each respective acquisition.	Earn-out payments are generally due annually on November 1, and 90 days following the quarter of the final earn-out period for each respective acquisition.